Quarterly Report
March 31, 2026
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
March 31, 2026
Table of Contents

Page
Schedule of Investments	1
Notes to Schedule of Investments	8

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.8% †
Alabama - 0.3%
Alabama Corrections Institution Finance Authority, AL Revenue
5.25% 07/01/52	$1,000,000	$1,023,946
County of Jefferson Sewer Revenue, AL Revenue
5.50% 10/01/53	1,185,000	1,232,123
		2,256,069
Arizona - 1.4%
City of Mesa Utility System Revenue, AZ Revenue, AG
5.00% 07/01/32	560,000	625,725
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	919,119
Maricopa County Unified School District No. 80 Chandler, AZ GO
4.00% 07/01/32	2,890,000	2,924,005
Maricopa County Union High School District No. 216 Agua Fria, AZ GO
5.00% 07/01/43	1,275,000	1,372,463
Salt River Project Agricultural Improvement & Power District, AZ Revenue
5.00% 01/01/47	4,730,000	4,925,433
		10,766,745
Arkansas - 0.3%
City of Bentonville Sales & Use Tax Revenue, AR Revenue
5.00% 11/01/34	500,000	536,684
University of Arkansas, AR Revenue
5.00% 04/01/52	2,000,000	2,048,990
		2,585,674
California - 5.1%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,154,743
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	5,000,000	5,086,812
East Bay Municipal Utility District Water System Revenue, CA Revenue
5.00% 06/01/55	5,000,000	5,235,511
Los Angeles Department of Water & Power, CA Revenue
5.00% 07/01/39	280,000	295,163
Northern California Transmission Agency, CA Revenue
5.00% 05/01/37	3,610,000	3,617,537
Oakland Unified School District/Alameda County, CA GO, AG
5.00% 08/01/35	1,000,000	1,115,271
Oakland Unified School District/Alameda County, CA GO
5.00% 08/01/37	910,000	929,083
Sacramento Municipal Utility District, CA Revenue
5.00% 08/15/48	1,000,000	1,054,047
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,108,903
San Diego Unified School District, CA GO
4.00% 07/01/53	1,000,000	918,545
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/36	2,195,000	2,348,557
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,499,016
Santa Cruz City High School District, CA GO
4.00% 08/01/40	1,200,000	1,201,069
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	520,788
State of California, CA GO
4.00% 09/01/47	2,000,000	1,936,268
4.75% 12/01/42	1,000,000	1,050,410
5.00% 03/01/27 - 08/01/30	7,285,000	7,465,677
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,742,552
5.00% 05/15/46	2,000,000	2,088,230
		40,368,182
Colorado - 3.2%
Adams & Arapahoe Counties Joint School District 28J Aurora, CO GO, State Aid Withholding
5.00% 12/01/32	2,000,000	2,031,819
Adams & Arapahoe Counties Joint School District 28J Aurora, CO COP, BAM
5.50% 12/01/54	1,100,000	1,160,834
	Principal Amount	Fair Value
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	$1,000,000	$972,822
Board of Water Commissioners City & County of Denver, CO Revenue
5.00% 09/15/47	2,000,000	2,022,928
Cherokee Metropolitan District, CO Revenue, BAM
4.00% 08/01/45	2,700,000	2,556,018
City & County of Denver Airport System Revenue, CO Revenue
5.00% 11/15/41	1,000,000	1,046,054
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,322,919
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42	1,665,000	1,699,120
Colorado Health Facilities Authority, CO Revenue
4.00% 08/01/38 - 05/15/52	3,500,000	3,274,880
5.00% 05/15/34 - 05/15/35	5,400,000	6,039,126
E-470 Public Highway Authority, CO Revenue
5.00% 09/01/36	1,000,000	1,063,347
State of Colorado, CO COP
5.00% 06/15/36	1,000,000	1,133,826
		25,323,693
Connecticut - 1.9%
City of New Haven, CT GO, AG
5.00% 08/01/33	1,000,000	1,115,705
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49	1,500,000	1,506,221
5.00% 07/01/33	1,000,000	1,136,724
Connecticut State Health & Educational Facilities Authority, CT Revenue, AG
5.00% 07/01/43	1,000,000	1,076,685
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	2,670,000	2,716,897
5.00% 01/01/33 - 07/01/36	2,090,000	2,252,302
State of Connecticut, CT GO, AG
4.00% 04/15/38	2,000,000	2,016,618
State of Connecticut, CT GO
5.00% 09/15/26 - 03/15/30	3,500,000	3,616,865
		15,438,017
Delaware - 0.7%
Delaware State Health Facilities Authority, DE Revenue
5.00% 10/01/46	1,000,000	1,047,049
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	999,947
State of Delaware, DE GO
3.50% 03/01/33	2,000,000	2,000,218
5.00% 05/01/38	1,500,000	1,656,854
		5,704,068
District of Columbia - 2.9%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,293,758
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,186,186
District of Columbia, DC GO
4.00% 06/01/35	1,000,000	1,002,338
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/30 - 10/01/33	4,000,000	4,362,497
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/42	5,000,000	5,074,608
		22,919,387
Florida - 8.6%
Central Florida Tourism Oversight District, FL GO
5.00% 06/01/40	1,000,000	1,082,479
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,280,379
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	972,901
5.50% 09/01/53	1,500,000	1,599,512
City of Fort Lauderdale, FL Revenue
5.00% 07/01/52	2,235,000	2,315,127
See Notes to Schedule of Investments.

Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
City of Miami, FL Revenue
5.00% 01/01/44	$500,000	$533,100
City of St. Petersburg Public Utility Revenue, FL Revenue
5.00% 10/01/52	1,000,000	1,026,089
City of Tallahassee Energy System Revenue, FL Revenue
5.00% 10/01/36	555,000	629,153
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.00% 10/01/54	1,500,000	1,529,380
5.25% 10/01/57	7,000,000	7,279,992
City of Winter Garden Water & Wastewater Revenue, FL Revenue
5.25% 08/01/54	5,045,000	5,229,909
County of Hillsborough, FL GO
5.00% 07/01/53	2,825,000	2,896,025
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,642,182
County of Miami-Dade Seaport Department, FL Revenue, AG
4.00% 10/01/40	3,000,000	2,948,955
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,234,615
5.00% 07/01/52	2,000,000	2,024,855
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/38 - 10/01/44	4,500,000	4,484,504
5.00% 10/01/36	1,000,000	1,110,391
Florida Development Finance Corp., FL Revenue, AG
5.25% 07/01/47	2,500,000	2,453,080
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	1,085,000	1,100,531
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue, BAM
5.00% 11/01/39	2,560,000	2,765,027
JEA Electric System Revenue, FL Revenue
5.00% 10/01/36	1,515,000	1,700,770
JEA Water & Sewer System Revenue, FL Revenue
4.00% 10/01/39	500,000	480,929
5.25% 10/01/49	2,000,000	2,117,183
Miami-Dade County Educational Facilities Authority, FL Revenue
5.00% 04/01/53	2,500,000	2,499,824
School Board of Miami-Dade County, FL GO, BAM
5.00% 03/15/47	5,000,000	5,172,918
School District of Broward County, FL COP
5.00% 07/01/33	2,005,000	2,142,140
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	1,008,546
5.00% 07/01/38	1,000,000	1,092,435
State of Florida, FL GO
4.00% 07/01/51	2,000,000	1,835,093
Sumter County School Board, FL COP, AG
5.00% 01/01/35	525,000	589,408
Tampa Bay Water, FL Revenue
5.00% 10/01/32	1,000,000	1,123,188
West Palm Beach Community Redevelopment Agency, FL Tax Allocation Revenue, AG
5.00% 03/01/33	1,000,000	1,052,980
Wildwood Utility Dependent District, FL Revenue, AG
5.25% 10/01/38	1,000,000	1,092,774
		68,046,374
Georgia - 2.7%
Augusta Water & Sewer Revenue, GA Revenue, BAM
5.00% 10/01/36	1,500,000	1,677,460
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	2,000,000	1,948,428
City of Atlanta Department of Aviation, GA Revenue
5.00% 07/01/30	1,000,000	1,076,647
City of Atlanta Water & Wastewater Revenue, GA Revenue, AG
5.75% 11/01/30	3,000,000	3,390,701
City of Griffin Public Utility Revenue, GA Revenue, BAM
5.00% 01/01/56	5,000,000	5,106,999
County of Fulton, GA GO
4.00% 07/01/40	1,000,000	982,945
Development Authority for Fulton County, GA Revenue
5.00% 06/01/37 (a)	350,000	388,149
Georgia Ports Authority, GA Revenue
4.00% 07/01/51	5,000,000	4,631,442
Municipal Electric Authority of Georgia, GA Revenue
5.00% 07/01/40	1,140,000	1,208,221
	Principal Amount	Fair Value
Municipal Electric Authority of Georgia, GA Revenue, AG
5.00% 07/01/42	$1,000,000	$1,058,813
		21,469,805
Hawaii - 0.0%*
City & County of Honolulu, HI GO
5.00% 09/01/30	95,000	100,116
Illinois - 6.8%
Chicago O'Hare International Airport, IL Revenue
4.38% 01/01/53	1,500,000	1,341,186
5.00% 01/01/35 - 01/01/48	12,715,000	13,048,397
Chicago Park District, IL GO, BAM
4.00% 01/01/41	1,000,000	960,399
Chicago Park District, IL GO
5.00% 01/01/35 - 01/01/46	2,500,000	2,638,528
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,726,448
City of Chicago Wastewater Transmission Revenue, IL Revenue, BAM
5.00% 01/01/38	1,340,000	1,448,920
City of Chicago Wastewater Transmission Revenue, IL Revenue, AG
5.50% 01/01/62	5,035,000	5,216,250
Illinois Finance Authority, IL Revenue
4.00% 11/01/39	1,000,000	984,209
5.00% 04/01/35 - 10/01/41	2,000,000	2,117,457
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	3,000,000	2,856,701
5.00% 01/01/37 - 01/01/46	6,330,000	6,396,749
Lake County School District No. 112 North Shore, IL GO
4.00% 12/01/38	1,000,000	1,008,130
Sales Tax Securitization Corp., IL Revenue
5.00% 01/01/33	1,525,000	1,675,202
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,521,817
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,077,847
State of Illinois, IL GO
5.00% 10/01/30 - 02/01/38	5,810,000	6,211,770
5.25% 03/01/37	1,000,000	1,070,078
5.50% 05/01/30	2,000,000	2,119,511
		54,419,599
Indiana - 1.0%
City of Kokomo Sewage Works Revenue, IN Revenue, BAM
5.00% 08/01/40	1,320,000	1,424,595
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,338,026
5.00% 01/01/30 - 01/01/48	3,245,000	3,411,952
		8,174,573
Iowa - 0.5%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue, AG
4.00% 07/01/34	555,000	572,756
City of Ames, IA GO
5.00% 06/01/32	1,090,000	1,193,788
Iowa Finance Authority, IA Revenue
5.00% 08/01/36	2,035,000	2,266,696
		4,033,240
Kansas - 0.1%
County of Finney, KS GO, BAM
5.25% 10/01/46	1,000,000	1,075,297
Kentucky - 0.9%
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	2,525,000	2,560,183
Louisville & Jefferson County Metropolitan Sewer District, KY Revenue
5.00% 05/15/51	525,000	539,957
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	945,642
Northern Kentucky University, KY Revenue, State Intercept
5.00% 09/01/33	2,000,000	2,231,743
University of Kentucky, KY Revenue, State Intercept
4.00% 04/01/41	1,000,000	994,129
		7,271,654
See Notes to Schedule of Investments.

2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Maine - 0.4%
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	$2,000,000	$1,892,427
Regional School Unit No. 14, ME GO
5.00% 11/01/31	500,000	554,533
Town of Bar Harbor, ME GO
5.00% 09/01/38	450,000	500,234
		2,947,194
Maryland - 2.3%
City of Baltimore, MD Revenue
4.00% 07/01/44	1,000,000	952,348
5.00% 07/01/33 - 07/01/35	2,155,000	2,182,012
County of Baltimore, MD GO
4.00% 03/01/41	1,195,000	1,195,986
5.00% 03/01/46 - 03/01/53	4,765,000	4,959,436
County of Howard, MD GO
5.00% 08/15/33	1,000,000	1,137,938
County of Prince George's, MD GO
5.00% 07/15/33	1,000,000	1,047,052
State of Maryland, MD GO
3.25% 03/15/32	2,500,000	2,501,501
5.00% 03/01/33	2,275,000	2,493,984
Washington Suburban Sanitary Commission, MD Revenue
4.00% 06/01/47	2,000,000	1,922,876
		18,393,133
Massachusetts - 5.9%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,829,165
5.00% 06/01/55	1,000,000	1,033,428
Commonwealth of Massachusetts, MA GO
5.00% 08/01/33 - 08/01/53	10,990,000	11,453,371
Commonwealth of Massachusetts, MA Revenue, NATL
5.50% 01/01/34	3,950,000	4,514,886
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	5,000,000	5,123,709
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,155,843
5.00% 07/01/43	1,500,000	1,628,299
5.25% 07/01/53	1,270,000	1,325,670
Massachusetts Development Finance Agency, MA Revenue
4.00% 10/01/44 - 05/01/45	6,285,000	6,006,086
5.00% 07/01/43	3,100,000	3,331,332
Massachusetts State College Building Authority, MA Revenue, State Intercept
4.00% 05/01/39	1,440,000	1,426,273
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	2,987,549
Northeast Metropolitan Regional Vocational School District, MA GO
4.00% 04/15/47	1,500,000	1,394,710
Town of Andover, MA GO
4.00% 07/15/52	2,605,000	2,397,518
Town of East Longmeadow, MA GO
4.00% 11/01/49	1,000,000	921,715
		46,529,554
Michigan - 1.4%
Ann Arbor School District, MI GO
5.00% 05/01/39	1,000,000	1,112,748
City of Kalamazoo, MI GO, BAM
5.00% 10/01/36	1,015,000	1,120,191
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/36	2,850,000	2,986,010
Great Lakes Water Authority Water Supply System Revenue, MI Revenue
5.00% 07/01/35	1,000,000	1,116,323
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,463,626
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/46	1,500,000	1,395,958
	Principal Amount	Fair Value
University of Michigan, MI Revenue
5.00% 04/01/48	$1,500,000	$1,534,059
		10,728,915
Minnesota - 2.5%
City of Minneapolis, MN GO
3.00% 12/01/34	1,315,000	1,244,295
4.00% 12/01/41	1,125,000	1,136,698
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,701,741
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	4,000,000	3,878,739
County of St. Louis, MN GO
3.00% 12/01/31	1,545,000	1,535,910
Dover & Eyota Independent School District No. 533, MN GO, School District Credit Enhancement Program
4.00% 02/01/40	1,285,000	1,300,333
Maple River Independent School District No. 2135, MN GO, School District Credit Enhancement Program
5.00% 02/01/28	750,000	783,160
Minneapolis-St. Paul Metropolitan Airports Commission, MN Revenue
5.00% 01/01/52	1,920,000	1,948,008
State of Minnesota Department of Iron Range Resources & Rehabilitation, MN Revenue
5.00% 10/01/32	1,015,000	1,127,967
State of Minnesota, MN GO
5.00% 08/01/37	1,000,000	1,093,187
Stillwater Independent School District No. 834, MN GO, School District Credit Enhancement Program
4.00% 02/01/41	1,000,000	1,006,572
		19,756,610
Mississippi - 0.1%
Mississippi Development Bank, MS Revenue
5.00% 01/01/32	520,000	575,334
Missouri - 0.9%
City of St. Louis, MO GO
5.00% 02/15/43	810,000	853,073
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 11/15/48	2,200,000	1,958,764
Kansas City Industrial Development Authority, MO Revenue
5.00% 03/01/54	1,500,000	1,473,541
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34 - 01/01/38	1,500,000	1,678,887
St. Louis County School District C-2 Parkway, MO GO
4.00% 03/01/39	1,395,000	1,412,498
		7,376,763
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO
5.00% 07/01/35	1,570,000	1,632,165
Nebraska - 1.2%
Omaha Public Power District Nebraska City Station Unit 2, NE Revenue
5.00% 02/01/37	1,000,000	1,133,483
Omaha Public Power District, NE Revenue
5.00% 02/01/50 - 02/01/55	5,360,000	5,514,915
5.25% 02/01/53	3,000,000	3,121,992
		9,770,390
Nevada - 0.4%
Clark County School District, NV GO, BAM
5.00% 06/15/37	1,000,000	1,081,361
County of Clark, NV GO
4.00% 06/01/37	2,000,000	2,023,890
		3,105,251
New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, NH Revenue
4.00% 08/15/43	1,000,000	990,021
New Jersey - 3.6%
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/43	4,500,000	4,633,192
See Notes to Schedule of Investments.

Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
New Jersey Educational Facilities Authority, NJ Revenue
5.50% 09/01/31 - 09/01/33	$12,000,000	$12,111,857
New Jersey Transportation Trust Fund Authority, NJ Revenue
5.00% 12/15/34 - 06/15/45	7,430,000	7,845,081
New Jersey Turnpike Authority, NJ Revenue
5.00% 01/01/29 - 01/01/36	3,745,000	3,935,810
		28,525,940
New Mexico - 0.3%
County of Santa Fe, NM GO
4.00% 07/01/34	1,000,000	1,032,205
State of New Mexico, NM GO
5.00% 03/01/33	1,500,000	1,620,412
		2,652,617
New York - 9.3%
Battery Park City Authority, NY Revenue
5.00% 11/01/50	2,500,000	2,596,897
City of New York, NY GO
4.00% 08/01/39	1,155,000	1,149,482
5.00% 08/01/27 - 10/01/37	5,385,000	5,717,971
Empire State Development Corp., NY Revenue
4.00% 03/15/44	1,000,000	955,954
5.00% 03/15/57	3,000,000	3,051,976
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	6,000,000	5,662,433
5.00% 02/15/36 - 02/15/42	4,635,000	4,702,852
Hudson Yards Infrastructure Corp., NY Revenue, AG
4.00% 02/15/47	5,830,000	5,315,842
Long Island Power Authority, NY Revenue
5.00% 09/01/29 - 09/01/49	2,300,000	2,467,972
Metropolitan Transportation Authority Dedicated Tax Fund, NY Special Tax
4.00% 11/15/46	1,500,000	1,385,214
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,012,861
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/45	4,770,000	4,610,839
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/29 - 11/01/47	9,530,000	10,037,473
5.50% 05/01/53	2,500,000	2,640,366
New York Liberty Development Corp., NY Revenue
5.25% 10/01/35	1,230,000	1,397,571
New York Power Authority, NY Revenue, AG
5.13% 11/15/58	2,020,000	2,091,147
New York State Dormitory Authority, NY Revenue
4.00% 02/15/47	2,000,000	1,788,020
5.00% 03/15/38	1,205,000	1,325,441
5.50% 07/01/54	2,000,000	2,137,871
New York State Dormitory Authority, NY Revenue, AG
5.00% 07/01/36	500,000	566,014
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,911,905
5.00% 03/15/55	1,500,000	1,531,857
New York Transportation Development Corp., NY Revenue
5.00% 12/01/37 - 06/30/60	2,700,000	2,622,502
5.50% 06/30/39	1,000,000	1,054,290
Onondaga County Trust for Cultural Resources, NY Revenue
5.00% 12/01/45	1,000,000	1,033,637
Port Authority of New York & New Jersey, NY Revenue
5.00% 07/15/38	1,000,000	1,070,699
Troy Capital Resource Corp., NY Revenue
5.00% 09/01/39	1,400,000	1,454,229
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/40 - 12/15/50	2,185,000	2,355,344
		73,648,659
North Carolina - 1.0%
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,024,272
County of Union, NC GO
5.00% 09/01/37	1,500,000	1,670,033
County of Wake, NC Revenue
5.00% 05/01/31	520,000	575,738
North Carolina Turnpike Authority, NC Revenue, AG
5.00% 01/01/29	1,190,000	1,207,413
	Principal Amount	Fair Value
State of North Carolina, NC Revenue
5.00% 03/01/31	$1,680,000	$1,849,707
		8,327,163
Ohio - 1.6%
City of Columbus, OH GO
5.00% 04/01/35	1,020,000	1,075,549
Dublin City School District, OH GO
4.00% 12/01/30	1,010,000	1,041,075
Grandview Heights City School District, OH GO
5.00% 12/01/50	2,000,000	2,057,623
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,023,378
Ohio Water Development Authority, OH Revenue
5.00% 12/01/40	1,000,000	1,094,730
Shaker Heights City School District, OH GO
5.25% 12/15/59	2,900,000	3,022,672
State of Ohio, OH Revenue
4.00% 01/15/40	1,455,000	1,398,926
5.00% 12/15/28	760,000	763,757
State of Ohio, OH GO
5.00% 03/01/45	1,000,000	1,075,327
		12,553,037
Oklahoma - 2.4%
City of Oklahoma City, OK GO
5.00% 03/01/28 - 03/01/35	3,975,000	4,230,336
Oklahoma Capitol Improvement Authority, OK Revenue
5.00% 07/01/37 (a)	1,000,000	1,136,029
Oklahoma Turnpike Authority, OK Revenue
5.50% 01/01/53	1,370,000	1,440,195
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41	1,000,000	995,009
5.00% 04/01/40 - 04/01/55	6,495,000	6,638,748
University of Oklahoma, OK Revenue, BAM
5.00% 07/01/49	2,205,000	2,264,283
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,591,500
		19,296,100
Oregon - 0.8%
City of Bend, OR GO
5.00% 06/01/34	1,000,000	1,144,825
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	3,300,000	3,419,790
State of Oregon Department of Transportation, OR Revenue
5.00% 11/15/29	1,040,000	1,069,539
Tri-County Metropolitan Transportation District of Oregon, OR Revenue
5.00% 10/01/30	1,000,000	1,040,549
		6,674,703
Pennsylvania - 6.4%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,272,772
Bucks County Water & Sewer Authority, PA Revenue, AG
5.25% 12/01/47	1,700,000	1,781,799
Chester County Industrial Development Authority, PA Revenue, BAM
5.00% 08/01/32	1,000,000	1,085,716
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,885,375
5.00% 07/01/28 - 07/01/31	2,900,000	3,099,965
City of Philadelphia Water & Wastewater Revenue, PA Revenue, AG
5.00% 09/01/35	375,000	426,880
City of Philadelphia Water & Wastewater Revenue, PA Revenue
5.00% 10/01/48	2,500,000	2,534,072
City of Philadelphia, PA GO
5.00% 08/01/33 - 05/01/35	1,500,000	1,643,535
City of Pittsburgh, PA GO
5.00% 09/01/32	760,000	813,264
Commonwealth of Pennsylvania, PA GO
4.00% 09/15/34 - 09/01/43	3,575,000	3,561,612
County of Delaware, PA GO
5.00% 08/01/48	1,010,000	1,037,153
See Notes to Schedule of Investments.

4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Middletown Area School District, PA GO, AG, State Aid Withholding
4.00% 03/01/36	$1,000,000	$1,002,812
Muhlenberg School District, PA GO, State Aid Withholding
5.00% 05/15/55	1,000,000	1,016,617
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 02/15/43 - 08/15/49	5,060,000	4,721,965
5.00% 05/01/41 - 08/15/49	6,000,000	6,084,941
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
5.25% 12/01/44	7,500,000	7,744,815
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32 - 12/01/49	3,110,000	3,228,874
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,377,600
Scranton-Lackawanna Health & Welfare Authority, PA Revenue
5.00% 11/01/37	1,000,000	1,095,663
Swarthmore Borough Authority, PA Revenue
5.00% 09/15/50	1,290,000	1,337,669
Temple University-of The Commonwealth System of Higher Education, PA Revenue, AG
5.00% 04/01/34	140,000	158,901
William Penn School District, PA GO, State Aid Withholding
5.00% 03/15/47 (a)	1,000,000	1,027,806
		50,939,806
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp., RI Revenue, BAM
5.00% 05/15/35	530,000	597,878
South Carolina - 1.4%
Beaufort County School District, SC GO
4.00% 03/01/33	2,200,000	2,272,086
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/48	1,100,000	1,135,245
City of Florence Combined Waterworks & Sewerage System Revenue, SC Revenue
4.00% 09/01/50	1,500,000	1,379,245
Clemson University, SC Revenue
3.00% 05/01/33	1,795,000	1,753,046
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,877,268
Spartanburg County School District No. 4, SC GO
5.00% 03/01/47	2,745,000	2,833,134
		11,250,024
South Dakota - 0.2%
Lennox School District Lincoln Minnehaha & Turner Counties No. 41-4, SD GO, State Aid Withholding
5.00% 08/01/47	1,190,000	1,241,710
Tennessee - 2.5%
City of Knoxville Electric System Revenue, TN Revenue
5.00% 07/01/43 - 07/01/53	3,710,000	3,839,800
City of Knoxville Wastewater System Revenue, TN Revenue
3.50% 04/01/38	3,000,000	2,908,061
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN Revenue
5.00% 12/01/28 - 12/01/35	1,195,000	1,324,595
City of Memphis, TN GO
4.00% 05/01/38	2,345,000	2,352,843
County of Montgomery, TN GO
4.00% 06/01/36	1,250,000	1,274,405
County of Rutherford, TN GO
3.00% 04/01/35	2,000,000	2,001,980
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Revenue
5.00% 05/15/28	890,000	934,638
Metropolitan Government of Nashville & Davidson County, TN GO
5.00% 01/01/37 (a)	1,500,000	1,706,332
Tennessee State School Bond Authority, TN Revenue, State Intercept
5.00% 11/01/52	3,280,000	3,368,167
		19,710,821
	Principal Amount	Fair Value
Texas - 9.2%
Arlington Higher Education Finance Corp., TX Revenue, Permanent School Fund
5.00% 02/15/35	$1,550,000	$1,551,121
Arlington Independent School District, TX GO, Permanent School Fund
5.00% 02/15/38	500,000	555,623
Azle Independent School District, TX GO, Permanent School Fund
5.00% 02/15/32	1,000,000	1,111,560
Bishop Consolidated Independent School District, TX GO, Permanent School Fund
5.00% 08/15/39	140,000	151,283
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/31	775,000	859,230
Central Texas Turnpike System, TX Revenue
5.00% 08/15/32 - 08/15/38	3,500,000	3,860,571
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,087,202
City of Austin Electric Utility Revenue, TX Revenue
5.25% 11/15/53	2,500,000	2,598,251
City of El Paso Water & Sewer Revenue, TX Revenue
5.00% 03/01/34	500,000	560,340
City of Galveston Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/34	1,000,000	1,060,837
City of Garland Electric Utility System Revenue, TX Revenue, AG
5.00% 03/01/44	1,400,000	1,481,446
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,566,979
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,121,347
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,355,908
Conroe Independent School District, TX GO, Permanent School Fund
5.00% 02/15/31	515,000	567,202
County of El Paso, TX GO
5.00% 02/15/32	1,025,000	1,051,400
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,682,938
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27 - 11/01/40	4,830,000	5,127,268
Dickinson Independent School District, TX GO, Permanent School Fund
4.00% 02/15/43	1,000,000	978,169
Forney Independent School District, TX GO, Permanent School Fund
5.00% 08/15/39	1,200,000	1,290,009
Fort Bend Independent School District, TX GO, Permanent School Fund
4.00% 08/15/36	1,095,000	1,099,536
Greenwood Independent School District, TX GO, Permanent School Fund
5.00% 02/15/49	2,000,000	2,044,542
Hays Consolidated Independent School District, TX GO, Permanent School Fund
5.00% 02/15/33	765,000	858,808
Hutto Independent School District, TX GO, Permanent School Fund
5.00% 08/01/44	1,600,000	1,698,532
Katy Independent School District, TX GO, Permanent School Fund
5.00% 02/15/43	750,000	796,897
Lamar Consolidated Independent School District, TX GO, Permanent School Fund
4.00% 02/15/40	1,000,000	1,001,652
5.00% 02/15/37 - 02/15/53	2,710,000	2,894,738
Lower Colorado River Authority, TX Revenue
5.00% 05/15/31 - 05/15/37	3,000,000	3,142,339
Lower Colorado River Authority, TX Revenue, AG
5.00% 05/15/38	2,015,000	2,189,020
Lower Colorado River Authority, TX Revenue, BAM
5.00% 05/15/55	2,455,000	2,501,397
Mount Vernon Independent School District, TX GO, Permanent School Fund
5.00% 08/15/30	560,000	611,336
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,093,805
See Notes to Schedule of Investments.

Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Northwest Independent School District, TX GO, Permanent School Fund
5.00% 02/15/55	$3,000,000	$3,082,657
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,042,627
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,131,821
San Antonio Water System, TX Revenue
5.00% 05/15/34	500,000	567,841
Spring Independent School District, TX GO, Permanent School Fund
5.00% 08/15/36	1,000,000	1,128,203
State of Texas, TX GO
4.00% 10/01/44	1,985,000	1,921,982
Texas A&M University, TX Revenue
5.00% 05/15/28 - 05/15/37	2,530,000	2,780,191
Texas Water Development Board, TX Revenue
4.75% 10/15/50	2,750,000	2,768,788
5.00% 08/01/34 - 10/15/58	3,500,000	3,701,537
5.25% 10/15/51	1,500,000	1,567,941
Tomball Independent School District, TX GO, Permanent School Fund
4.00% 02/15/44	1,000,000	964,297
5.00% 02/15/48	1,700,000	1,747,529
University of North Texas System, TX Revenue
5.00% 04/15/36	1,000,000	1,034,916
		72,991,616
Utah - 1.7%
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,175,355
4.00% 03/01/47	1,000,000	919,146
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,193,571
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,115,181
5.00% 05/15/31	1,125,000	1,174,399
Intermountain Power Agency, UT Revenue
5.00% 07/01/37 - 07/01/40	3,035,000	3,250,537
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	2,991,796
Weber School District, UT GO, School Bond Guaranty
4.00% 06/15/43	1,000,000	984,737
		13,804,722
Virginia - 1.5%
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/51	2,000,000	1,902,951
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	3,125,000	3,235,913
County of Fairfax, VA GO, State Aid Withholding
4.00% 10/01/43	1,500,000	1,492,926
Fairfax County Water Authority, VA Revenue
4.00% 04/01/43	1,000,000	1,005,870
Hampton Roads Transportation Accountability Commission, VA Revenue
5.00% 07/01/33	1,375,000	1,494,230
Virginia College Building Authority, VA Revenue, State Intercept
4.00% 09/01/35	1,000,000	1,014,003
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	974,146
Virginia Small Business Financing Authority, VA Revenue
5.00% 12/31/52	905,000	863,672
		11,983,711
Washington - 4.2%
City of Olympia, WA GO
5.00% 12/01/52	1,000,000	1,023,633
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 09/01/41	1,275,000	1,277,492
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 01/01/39 - 09/01/40	4,040,000	4,000,139
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36	535,000	595,191
County of King Sewer Revenue, WA Revenue
5.00% 01/01/53	2,500,000	2,568,368
	Principal Amount	Fair Value
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	$1,345,000	$1,412,806
King County School District No. 414 Lake Washington, WA GO, School Bond Guaranty
5.00% 12/01/36	50,000	51,897
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/36	4,875,000	5,074,592
Snohomish County Public Utility District No. 1 Electric System Revenue, WA Revenue
5.00% 12/01/38	1,500,000	1,677,958
Spokane County School District No. 356 Central Valley, WA GO, School Bond Guaranty
4.00% 12/01/31	2,605,000	2,647,315
State of Washington, WA GO
5.00% 08/01/30 - 02/01/48	8,695,000	9,235,205
Vancouver Library Capital Facilities Area, WA GO
4.00% 12/01/27	1,000,000	1,009,503
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	781,791
5.50% 09/01/55	2,105,000	2,196,943
		33,552,833
Wisconsin - 0.8%
County of Dane, WI GO
5.00% 06/01/28	2,340,000	2,443,507
Oshkosh Area School District, WI GO
5.00% 03/01/36	1,000,000	1,085,453
State of Wisconsin, WI GO
4.00% 05/01/40	2,000,000	2,010,454
University of Wisconsin Hospitals & Clinics, WI Revenue
5.00% 04/01/31	850,000	930,677
		6,470,091
Total Municipal Bonds and Notes (Cost $789,414,032)		785,979,254
Short-Term Investment - 0.7%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.60% (b)(c) (Cost $5,684,215)	5,684,215	5,684,215
Total Investments (Cost $795,098,247)		791,663,469
Other Assets and Liabilities, net - 0.5%		4,205,888
NET ASSETS - 100.0%		$795,869,357
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(b)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.
*	Less than 0.05%.

Abbreviations:
AG - Assured Guaranty, Inc
BAM - Build America Mutual Assurance Company

See Notes to Schedule of Investments.

6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$785,979,254	$—	$785,979,254
Short-Term Investment	5,684,215	—	—	5,684,215
Total Investments in Securities	$5,684,215	$785,979,254	$—	$791,663,469

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	3,665,430	$3,665,430	$39,275,090	$37,256,305	$—	$—	5,684,215	$5,684,215	$41,855
See Notes to Schedule of Investments.

Elfun Tax-Exempt Income Fund	7

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in the Fund’s Schedule of Investments.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2026, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
8